OMB APPROVAL

OMB Number: 3235-
0570

Expires: Nov. 30, 2005

Estimated average
burden hours per
response: 5.0

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)
200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)
Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semiannual filing for 1 of its series, International Bond
Fund, for the year ended April 30, 2005. This 1 series has an October 31, 2005 fiscal year end.

Date of reporting period: April 30, 2005

Item 1 - Reports to Stockholders.

Evergreen

INTERNATIONAL BOND FUND

Semiannual Report
as of April 30, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
19	STATEMENT OF ASSETS AND LIABILITIES
20	STATEMENT OF OPERATIONS
21	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

June 2005

Dennis H. Ferro
President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen International Bond Fund, which covers the six-month period ended April 30, 2005.

The reporting period launched with a dramatic positive turnaround in the financial markets, which had been beset by a variety of hurdles for much of 2004. Uncertainty surrounding oil prices, the war on terrorism, monetary policy and the presidential election had resulted in volatile, range-bound trading in the months leading up to November 2004. Yet as clarity emerged on many of these issues, the markets finally responded favorably to the steady fundamentals, climbing higher in the waning weeks of 2004. However, typical of the recent trends, the financial markets resumed their volatile patterns upon entering 2005, a trend that would continue for the balance of the reporting period. Throughout this environment, our investment teams maintained their commitment to long-term fundamentals, rather than short-term volatility.

U.S. economic growth had begun to moderate towards the end of 2004, and monthly economic reports were beginning to send mixed signals. For example, solid retail sales for a given month would be accompanied by weakness in consumer confidence. While the markets were sometimes perplexed by these incongruities, our investment strategy committee believed that this phenomenon was characteristic of the economy’s transition from recovery to expansion. Despite this moderation of demand, the Federal Reserve (Fed) continued to raise its target for the federal funds rate. After three years of monetary stimulus, policymakers began the journey towards more moderate levels of growth. We continue to view the Fed’s policy stance as one of less stimulation, rather than more restriction.

LETTER TO SHAREHOLDERS continued

While the fixed income markets attempted to divine the extent of credit tightening, corporate profits continued to support equities throughout the reporting period. Similar to the transition in economic growth, our portfolio teams prepared for a return of more historically average rates of growth in corporate earnings. Indeed, after climbing in excess of 20% during 2004, it appeared earnings growth would moderate to the 8%-10% range throughout 2005. Though this transition from recovery to expansion in the profit cycle was also consistent with historical patterns, market anxiety nonetheless surfaced with each profit warning. Fortunately, profit surprises outweighed the shortfalls, and first quarter 2005 earnings almost doubled expectations.

Throughout the reporting period, our portfolio teams maintained their focus on the fundamentals of their respective sectors and regions. For example, the moderation in growth was not isolated domestically, as many global economies faced strong headwinds, including increases in deficits, inflation and unemployment. To navigate these stormy global seas, our international equity teams emphasized the Energy, Industrials and Materials sectors, which benefited from the strength in commodity prices. Our international bond teams also entered the commodity party, investing in the corporate and sovereign debt of commodity-rich countries, such as Australia and New Zealand. From a sector standpoint, the emphasis on commodities wasn’t always a successful endeavor, as the decline in gold prices pressured many companies within the precious metals group during the reporting period. Sector plays were more successful in the Telecommunications and Utilities sectors, as the combination of merger activity and a desire for yield propelled many of the stocks in these industries higher.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

LETTER TO SHAREHOLDERS continued

In this environment, we continue to recommend a diversified strategy, including specific sector and international exposure, in an attempt to participate in market gains while limiting the potential for losses in long-term portfolios.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer Evergreen Investment Company, Inc.

Notification of Investment Strategy Change:

Effective August 1, 2005, the Fund’s prospectus will be amended to make the following change to the Fund’s principal investment strategy:

The Fund may invest a portion of its assets in derivative instruments, such as Treasury futures, Eurodollar futures and interest rate swap agreements in order to manage its exposure to interest rate risk. Derivatives are financial contracts whose value depends on, or is derived from, the value of one or more underlying assets, reference rates or indexes. The various derivative instruments that the Fund may use are described in more detail under “Additional Information on Securities and Investment Practices” in the Statement of Additional Information. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and management risk.

The Fund’s prospectus will be supplemented to include this change.

FUND AT A GLANCE
as of April 30, 2005

MANAGEMENT TEAM

Anthony Norris
Customized Fixed
Income Team
Lead Manager

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2005.

The fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/15/1993

	Class A	Class B	Class C	Class I	Class IS
Class inception date	9/30/2003	9/30/2003	9/30/2003	12/15/1993	12/15/1993

Nasdaq symbol	ESIYX	ESIUX	ESIVX	ESICX	ESIBX

6-month return with sales
charge	-1.68%	-2.14%	1.81%	N/A	N/A

6-month return w/o sales
charge	3.23%	2.86%	2.81%	3.38%	3.35%

Average annual return*

1-year with sales charge	6.92%	6.42%	10.37%	N/A	N/A

1-year w/o sales charge	12.21%	11.42%	11.37%	12.43%	12.41%

5-year	11.35%	11.96%	12.19%	12.50%	12.28%

10-year	7.66%	8.08%	8.07%	8.22%	7.98%

Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, one of the original classes offered along with Class IS. Historical performance shown for Class I shares prior to 8/31/1998 is based on the performance of Class Y of the fund’s predecessor fund, CoreFund Global Bond Fund. Historical performance shown for Class IS prior to 8/31/1998 is based on the performance of Class A of the fund’s predecessor fund and reflects the same 0.25% 12b-1 fee applicable to Class IS. The historical returns for Classes A, B, and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen International Bond Fund Class A shares, versus a similar investment in the JPMorgan Global Government Bond Excluding U.S. Index (JPMGXUS) and the Consumer Price Index (CPI).

The JPMGXUS is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the NAV of the fund caused by changes in the price of the individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks that are associated with the individual bonds held by the fund. Generally, the value of bond funds rise when prevailing interest rates fall and fall when interest rates rise.

All data is as of April 30, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	11/1/2004	4/30/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,032.28	$ 5.54
Class B	$ 1,000.00	$ 1,028.60	$ 9.05
Class C	$ 1,000.00	$ 1,028.06	$ 9.05
Class I	$ 1,000.00	$ 1,033.82	$ 4.03
Class IS	$ 1,000.00	$ 1,033.45	$ 5.29
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.34	$ 5.51
Class B	$ 1,000.00	$ 1,015.87	$ 9.00
Class C	$ 1,000.00	$ 1,015.87	$ 9.00
Class I	$ 1,000.00	$ 1,020.83	$ 4.01
Class IS	$ 1,000.00	$ 1,019.59	$ 5.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.10% for Class A, 1.80% for Class B, 1.80% for Class C, 0.80% for Class I and 1.05% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS A	(unaudited)	2004	2003[1]

Net asset value, beginning of period	$11.41	$ 10.70	$10.73

Income from investment operations
Net investment income (loss)	0.19	0.40[2]	0.04[2]
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.18	0.82	(0.07)[3]

Total from investment operations	0.37	1.22	(0.03)

Distributions to shareholders from
Net investment income	(0.23)	(0.47)	0
Net realized gains	(0.01)	(0.04)	0

Total distributions to shareholders	(0.24)	(0.51)	0

Net asset value, end of period	$11.54	$ 11.41	$10.70

Total return[4]	3.23%	11.76%	(0.28%)

Ratios and supplemental data
Net assets, end of period (thousands)	$62,626	$28,922	$ 999
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.10%[5]	1.14%	1.42%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.10%[5]	1.14%	1.42%[5]
Net investment income (loss)	3.24%[5]	3.68%	3.85%[5]
Portfolio turnover rate	44%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemption s of fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS B	(unaudited)	2004	2003[1]

Net asset value, beginning of period	$11.42	$10.69	$10.73

Income from investment operations
Net investment income (loss)	0.15[2]	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.18	0.85	(0.07)[3]

Total from investment operations	0.33	1.17	(0.04)

Distributions to shareholders from
Net investment income	(0.19)	(0.40)	0
Net realized gains	(0.01)	(0.04)	0

Total distributions to shareholders	(0.20)	(0.44)	0

Net asset value, end of period	$11.55	$11.42	$10.69

Total return[4]	2.86%	11.20%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$9,703	$5,766	$ 331
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.80%[5]	1.84%	2.18%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.80%[5]	1.84%	2.18%[5]
Net investment income (loss)	2.54%[5]	2.99%	3.32%[5]
Portfolio turnover rate	44%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemption s of fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,
	April 30, 2005
CLASS C	(unaudited)	2004	2003[1]

Net asset value, beginning of period	$11.40	$ 10.69	$10.73

Income from investment operations
Net investment income (loss)	0.15	0.32[2]	0.03[2]
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.17	0.84	(0.07)[3]

Total from investment operations	0.32	1.16	(0.04)

Distributions to shareholders from
Net investment income	(0.19)	(0.41)	0
Net realized gains	(0.01)	(0.04)	0

Total distributions to shareholders	(0.20)	(0.45)	0

Net asset value, end of period	$11.52	$ 11.40	$10.69

Total return[4]	2.81%	11.13%	(0.37%)

Ratios and supplemental data
Net assets, end of period (thousands)	$33,503	$13,676	$ 811
Ratios to average net assets
Expenses including waivers/reimbursements and excluding expense reductions	1.80%[5]	1.84%	2.20%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.80%[5]	1.84%	2.20%[5]
Net investment income (loss)	2.53%[5]	2.98%	3.37%[5]
Portfolio turnover rate	44%	103%	46%

1 For the period from September 30, 2003 (commencement of class operations), to October 31, 2003.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 The per share net realized and unrealized gains or losses are not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemption s of fund shares in relation to fluctuating market values for the portfolio .

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,				Year Ended September 30,
	April 30, 2005
CLASS I	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$11.40	$ 10.69	$ 9.14	$8.61	$ 8.43	$ 8.17	$ 9.51

Income from investment operations
Net investment income (loss)	0.21[2]	0.43[2]	0.48[2]	0.48	0.04	0.42	0.43
Net realized and unrealized gains or losses on
securities and foreign currency related
transactions	0.18	0.82	1.84	0.45	0.14	0.37	(1.21)

Total from investment operations	0.39	1.25	2.32	0.93	0.18	0.79	(0.78)

Distributions to shareholders from
Net investment income	(0.25)	(0.50)	(0.77)	(0.40)	0	(0.53)	(0.56)
Net realized gains	(0.01)	(0.04)	0	0	0	0	0

Total distributions to shareholders	(0.26)	(0.54)	(0.77)	(0.40)	0	(0.53)	(0.56)

Net asset value, end of period	$11.53	$ 11.40	$ 10.69	$9.14	$ 8.61	$ 8.43	$ 8.17

Total return	3.38%	12.04%	25.79%	11.11%	2.14%	9.90%	(4.87%)

Ratios and supplemental data
Net assets, end of period (thousands)	$683,566	$427,959	$147,367	$67,487	$65,582	$64,824	$71,910
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	0.80%[3]	0.84%	0.91%	0.74%	0.67%[3]	0.71%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.80%[3]	0.84%	0.91%	0.83%	0.83%[3]	0.79%	0.88%
Net investment income (loss)	3.54%[3]	3.96%	4.60%	5.55%	5.30%[3]	5.03%	4.52%
Portfolio turnover rate	44%	103%	46%	54%	0%	66%	64%

1 For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended October 31,				Year Ended September 30,
	April 30, 2005
CLASS IS	(unaudited)	2004	2003	2002	2001[1]	2001	2000

Net asset value, beginning of period	$11.41	$10.70	$ 9.16	$ 8.63	$8.45	$8.17	$9.50

Income from investment operations
Net investment income (loss)	0.19[2]	0.40[2]	0.44[2]	0.44	0.08	0.42	0.33
Net realized and unrealized gains or losses on
securities and foreign currency related
transactions	0.20	0.83	1.86	0.47	0.10	0.36	(1.13)

Total from investment operations	0.39	1.23	2.30	0.91	0.18	0.78	(0.80)

Distributions to shareholders from
Net investment income	(0.24)	(0.48)	(0.76)	(0.38)	0	(0.50)	(0.53)
Net realized gains	(0.01)	(0.04)	0	0	0	0	0

Total distributions to shareholders	(0.25)	(0.52)	(0.76)	(0.38)	0	(0.50)	(0.53)

Net asset value, end of period	$11.55	$11.41	$10.70	$ 9.16	$8.63	$8.45	$8.17

Total return	3.35%	11.83%	25.48%	10.81%	2.13%	9.66%	(8.67%)

Ratios and supplemental data
Net assets, end of period (thousands)	$13,880	$5,816	$2,297	$ 133	$ 204	$ 175	$ 159
Ratios to average net assets
Expenses including waivers/reimbursements
and excluding expense reductions	1.05%[3]	1.10%	1.18%	0.98%	0.93%[3]	0.96%	0.95%
Expenses excluding waivers/reimbursements
and expense reductions	1.05%[3]	1.10%	1.18%	1.08%	1.08%[3]	1.05%	1.13%
Net investment income (loss)	3.28%[3]	3.71%	4.18%	5.29%	5.07%[3]	4.80%	4.26%
Portfolio turnover rate	44%	103%	46%	54%	0%	66%	64%

1 For the one month ended October 31, 2001. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

April 30, 2005 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 1.2%
CONSUMER DISCRETIONARY 0.4%
Auto Components 0.4%
TRW Automotive, Inc., 10.125%, 02/15/2013	$ 2,377,000	$3,403,963

ENERGY 0.8%
Oil & Gas 0.8%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010	4,150,000	5,912,537

Total Corporate Bonds (cost $8,738,350)		9,316,500

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 56.0%
CONSUMER DISCRETIONARY 2.5%
Automobiles 0.6%
Renault SA, 6.125%, 06/26/2009 EUR	3,500,000	5,010,795

Hotels, Restaurants & Leisure 0.7%
McDonald’s Corp., 5.625%, 10/07/2009 EUR	500,000	712,868
Sodexho Alliance SA, 5.875%, 03/25/2009 EUR	3,690,000	5,203,760

		5,916,628

Internet & Catalog Retail 0.5%
Great University Stores, 5.625%, 12/12/2013 GBP	2,000,000	3,775,374

Media 0.2%
WPP Group plc, 6.00%, 06/18/2008 EUR	1,000,000	1,404,037

Multi-line Retail 0.3%
Woolworths Group plc, 8.75%, 11/15/2006 GBP	1,100,000	2,167,239

Specialty Retail 0.2%
LVMH Moet Hennessy-Louis Vuitton SA, 6.125%, 06/25/2008 EUR	1,500,000	2,118,823

CONSUMER STAPLES 3.2%
Beverages 0.3%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	1,125,000	2,254,062

Food & Staples Retailing 1.0%
Koninklijke Ahold NV, 5.875%, 05/09/2008 EUR	1,600,000	2,174,850
Tesco plc, 4.75%, 04/13/2010 EUR	4,000,000	5,535,684

		7,710,534

Food Products 0.7%
Cadbury Schweppes plc:
4.25%, 06/30/2009 EUR	2,000,000	2,681,250
FRN, 2.44%, 06/29/2007 EUR	2,390,000	3,076,017

		5,757,267

Tobacco 1.2%
British American Tobacco plc:
4.375%, 06/15/2011 EUR	1,000,000	1,334,128
4.875%, 02/25/2009 EUR	3,700,000	5,049,574
5.125%, 07/09/2013 EUR	500,000	689,998

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
CONSUMER STAPLES continued
Tobacco continued
Gallaher Group plc, 5.875%, 08/06/2008 EUR	600,767	$842,893
Imperial Tobacco plc, 6.50%, 11/13/2008 GBP	1,000,000	1,980,235

		9,896,828

FINANCIALS 42.8%
Capital Markets 4.1%
Deutsche Bank AG, FRN, 2.71%, 08/09/2007 CAD	15,460,000	12,247,086
Goldman Sachs Group, Inc., 4.25%, 08/04/2010 EUR	2,000,000	2,710,715
Merrill Lynch & Co., Inc.:
4.625%, 10/02/2013 EUR	500,000	683,083
5.125%, 09/24/2010 GBP	2,500,000	4,755,474
FRN:
2.39%, 02/09/2006 EUR	2,850,000	3,671,537
2.49%, 03/22/2011 EUR	2,500,000	3,223,380
Morgan Stanley, 5.40%, 11/14/2013 GBP	3,000,000	5,734,905

		33,026,180

Commercial Banks 18.9%
Banco Santander-Chile, 4.00%, 09/10/2010 EUR	7,700,000	10,383,744
Bank Nederlandse Gemeenten NV, MTN, 4.875%, 04/21/2010 GBP	6,186,000	11,831,867
BoS International Australia, 3.50%, 01/22/2007 CAD	5,100,000	4,063,171
BSCH Issuances, Ltd., 5.125%, 07/06/2009 EUR	2,200,000	3,067,837
DnB NOR ASA:
FRN, 2.26%, 06/03/2009 EUR	4,500,000	5,785,433
MTN, 2.82%, 12/08/2008 CAD	7,620,000	6,050,608
Eurofima:
5.50%, 09/15/2009 AUD	8,585,000	6,651,378
MTN, 6.50%, 08/22/2011 AUD	10,000,000	8,118,625
European Investment Bank:
4.25%, 12/07/2010 GBP	6,300,000	11,718,716
8.50%, 12/12/2007 ZAR	30,000,000	5,082,222
FRN, 2.83%, 08/16/2013 GBP	2,350,000	5,018,984
MTN:
5.75%, 09/15/2009 AUD	7,600,000	5,965,106
8.00%, 10/21/2013 ZAR	89,245,000	14,643,525
HBOS Treasury Services plc, 2.23%, 03/14/2008 EUR	3,300,000	4,251,041
Kreditanstalt Fuer Wiederaufbau:
3.50%, 04/17/2009 EUR	2,620,000	3,471,480
6.00%, 09/15/2009 AUD	2,200,000	1,742,117
MTN, 4.75%, 12/07/2010 GBP	6,116,000	11,640,793
Landesbank Schleswig Holstein, 4.50%, 01/10/2008 SEK	15,000,000	2,199,071
Landwirtschaftliche Rentenbank, 6.00%, 09/15/2009 AUD	9,800,000	7,730,494

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Commercial Banks continued
Rabobank Australia, Ltd.:
5.50%, 01/05/2011 AUD	4,000,000	$3,072,997
6.25%, 11/22/2011 NZD	2,244,000	1,608,115
Rabobank Nederland:
4.25%, 01/05/2009 CAD	5,920,000	4,787,607
FRN, 2.73%, 06/18/2007 CAD	14,250,000	11,304,375
Unicredito Italiano SpA, FRN, 2.21%, 10/23/2008 EUR	1,500,000	1,929,319

		152,118,625

Consumer Finance 2.1%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	1,000,000	1,938,732
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,342,863
HSBC Finance Corp., 5.125%, 06/24/2009 EUR	3,212,000	4,476,658
Olivetti Finance NV, 6.875%, 01/24/2013 EUR	40,000	61,093
Swedish Export Credit Corp., 6.00%, 12/19/2008 NZD	3,449,000	2,487,308
Toyota Credit Canada:
4.75%, 12/30/2008 CAD	4,620,000	3,799,489
4.75%, 06/29/2009 CAD	2,300,000	1,892,798

		16,998,941

Diversified Financial Services 6.8%
Cedulas TDA, 3.25%, 06/19/2010 EUR	18,100,000	23,651,179
Corporacion Andina De Fomento, 7.625%, 12/06/2010 GBP	742,000	1,565,048
General Electric Capital Corp.:
FRN, 2.19%, 03/31/2008 EUR	1,750,000	2,251,188
MTN:
5.25%, 12/10/2013 GBP	6,040,000	11,654,039
6.625%, 02/04/2010 NZD	5,000,000	3,649,586
JSG Funding plc, 10.125%, 10/01/2012 EUR	2,030,000	2,809,229
Nationwide Building Society, FRN, 2.27%, 11/01/2008 EUR	3,624,000	4,663,753
Network Rail Finance plc, FRN, 2.14%, 02/27/2007 EUR	2,300,000	2,960,183
Principal Financial Group, 6.25%, 01/31/2008 AUD	2,000,000	1,573,902

		54,778,107

Insurance 1.2%
AIG SunAmerica:
5.50%, 03/07/2011 EUR	500,000	712,161
5.625%, 02/01/2012 GBP	2,000,000	3,895,591
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	6,000,000	4,697,112

		9,304,864

Thrifts & Mortgage Finance 9.7%
Britannia Building Society, 8.875%, 09/30/2011 GBP	1,000,000	1,998,267
Canada Mortgage & Housing Corp., Canada Housing Trust:
Ser. 5, 3.70%, 09/15/2008 CAD	14,637,000	11,699,847
Ser. 8, 4.65%, 09/15/2009 CAD	1,400,000	1,154,825

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
FINANCIALS continued
Thrifts & Mortgage Finance continued
Nykredit:
4.00%, 10/01/2020 DKK	113,159,464	$19,751,328
4.00%, 10/01/2025 DKK	19,529,384	3,361,096
6.00%, 10/01/2022 DKK	21,697,689	3,891,260
Realkredit Danmark, 4.00%, 10/01/2020 DKK	33,688,435	5,876,046
Totalkredit:
2.65%, 01/01/2015 DKK	164,575,000	28,580,561
6.00%, 07/01/2022 DKK	6,350,572	1,135,344

		77,448,574

INDUSTRIALS 2.0%
Building Products 0.3%
St. Gobain Nederland BV, 5.00%, 04/16/2010 EUR	1,500,000	2,088,233

Commercial Services & Supplies 0.4%
Agbar International, 6.00%, 11/12/2009 EUR	2,260,000	3,270,291

Construction & Engineering 0.8%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	4,354,000	6,209,900

Electrical Equipment 0.5%
Fimep SA, 11.00%, 02/15/2013 EUR	2,840,000	4,407,742

Road & Rail 0.0%
Deutsche Bahn Finance BV, 6.00%, 06/15/2010 EUR	76,000	111,725

INFORMATION TECHNOLOGY 0.4%
Office Electronics 0.4%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,493,880

MATERIALS 0.6%
Containers & Packaging 0.6%
Crown European Holdings SA, 10.25%, 03/01/2011 EUR	3,000,000	4,332,794
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	500,000	651,367

		4,984,161

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
Deutsche Telekom AG:
7.125%, 07/11/2011 EUR	2,000,000	3,044,601
7.625%, 06/15/2005 GBP	640,000	1,224,742
France Telecom:
4.625%, 01/23/2012 EUR	3,000,000	4,113,743
7.00%, 03/14/2008 EUR	190,000	272,043

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
France Telecom
FRN:
2.38%, 01/23/2007 EUR	2,018,000	$2,600,542
7.75%, 03/14/2011 GBP	2,000,000	4,271,506
Telecom Italia SpA, FRN, 2.47%, 10/29/2007 EUR	2,200,000	2,833,996

		18,361,173

UTILITIES 2.2%
Electric Utilities 0.8%
Electricidade De Portugal, 6.40%, 10/29/2009 EUR	2,260,000	3,313,617
Iberdrola International BV, 4.875%, 02/18/2013 EUR	500,000	698,394
International Endesa BV:
4.375%, 06/18/2009 EUR	2,000,000	2,708,527
5.375%, 02/21/2013 EUR	46,000	65,954

		6,786,492

Gas Utilities 1.1%
Centrica, 5.875%, 11/02/2012 GBP	2,000,000	3,909,139
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,670,874

		8,580,013

Water Utilities 0.3%
Vivendi Environment:
5.875%, 06/27/2008 EUR	500,000	702,003
5.875%, 02/01/2012 EUR	1,000,000	1,466,267

		2,168,270

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $430,395,687)		450,148,758

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 33.6%
Australia, 5.32%, 08/20/2015 AUD	21,546,000	24,982,073
British Columbia Province, 6.375%, 08/23/2010 CAD	1,061,000	943,084
Colombia, 11.375%, 01/31/2008 EUR	500,000	745,131
France, 1.61%, 07/25/2015 EUR	25,500,000	33,547,796
Hong Kong, 3.52%, 03/22/2010 HKD	180,000,000	23,495,228
Mexico:
7.375%, 03/13/2008 EUR	500,000	717,308
8.00%, 12/19/2013 MXN	140,000,000	10,919,051
New Zealand:
6.00%, 11/15/2011 NZD	17,350,000	12,797,861
6.50%, 04/15/2013 NZD	21,370,000	16,295,595
Norway:
5.00%, 05/15/2015 NOK	27,550,000	4,802,201
6.50%, 05/15/2013 NOK	150,580,000	28,593,112

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
Ontario Province:
4.50%, 04/17/2008 CAD	9,950,000	$8,124,084
6.50%, 12/01/2005 CAD	252,000	204,117
Quebec Province:
4.25%, 07/09/2010 CAD	1,900,000	1,528,123
5.625%, 06/21/2011 EUR	4,620,000	6,772,963
South Africa, 7.00%, 04/10/2008 EUR	1,383,000	1,968,502
Sweden:
3.80%, 12/01/2015 SEK	180,665,000	32,783,577
4.00%, 12/01/2009 SEK	84,745,000	12,481,195
5.25%, 03/15/2011 SEK	148,110,000	23,261,773
Turkey, 9.875%, 01/24/2008 EUR	500,000	735,192
Ukraine, 10.00%, 03/15/2007 EUR	224,010	312,476
United Kingdom:
6.02%, 05/20/2009 GBP	963,000	4,516,142
6.41%, 08/23/2011 GBP	3,875,000	19,439,552

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $260,754,773)		269,966,136

YANKEE OBLIGATIONS - CORPORATE 0.6%
FINANCIALS 0.5%
Commercial Banks 0.1%
UBS Luxem SA, 4.92%, 10/24/2006	$ 700,000	710,290

Diversified Financial Services 0.4%
International Lease Finance Corp., 2.56%, 11/12/2008	3,000,000	3,855,408

TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
TPSA Finance BV, 7.75%, 12/10/2008	500,000	554,160

Total Yankee Obligations - Corporate (cost $4,928,240)		5,119,858

YANKEE OBLIGATIONS - GOVERNMENT 0.2%
Egypt, 8.75%, 07/11/2011	500,000	600,000
Malaysia, 7.50%, 07/15/2011	500,000	574,580

Total Yankee Obligations - Government (cost $1,022,639)		1,174,580

	Shares	Value

SHORT-TERM INVESTMENTS 4.3%
MUTUAL FUND SHARES 4.3%
Evergreen Institutional Money Market Fund ø (cost $34,646,161)	34,646,161	34,646,161

Total Investments (cost $740,485,850) 95.9%		770,371,993
Other Assets and Liabilities 4.1%		32,906,394

Net Assets 100.0%		$803,278,387

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

April 30, 2005 (unaudited)

ø Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FRN	Floating Rate Note
GBP	Great British Pound
HKD	Hong Kong Dollar
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
ZAR	South African Rand

The following table shows the percent of total long-term investments by geographic location as of April 30, 2005:

France	9.8%	Mexico	1.6%
Sweden	9.7%	Cayman Islands	1.3%
United Kingdom	9.1%	Switzerland	1.1%
United States	8.8%	Italy	0.6%
Denmark	8.5%	Portugal	0.5%
Australia	6.4%	Ireland	0.4%
Germany	6.2%	South Africa	0.3%
Norway	6.1%	Venezuela	0.2%
Netherlands	6.1%	Colombia	0.1%
Luxembourg	5.9%	Turkey	0.1%
Canada	5.2%	Egypt	0.1%
Spain	4.6%	Malaysia	0.1%

New Zealand	4.0%		100.0%
Hong Kong	3.2%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of April 30, 2005:

AAA	61.4%
AA	12.8%
A	13.2%
BBB	8.3%
BB	3.3%
B	1.0%

100.0%

The following table shows the percent of total bonds by maturity as of April 30, 2005:

Less than 1 year	0.7%
1 to 3 year(s)	9.5%
3 to 5 years	27.3%
5 to 10 years	44.8%
10 to 20 years	17.2%
20 to 30 years	0.5%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2005 (unaudited)

Assets
Investments in securities, at value (cost $705,839,689)	$735,725,832
Investments in affiliates, at value (cost $34,646,161)	34,646,161
Foreign currency, at value (cost $17,892,084)	17,920,336
Receivable for securities sold	47,359,044
Receivable for Fund shares sold	1,684,225
Interest receivable	11,772,037
Unrealized gains on forward foreign currency exchange contracts	8,385,893
Receivable for closed forward foreign currency exchange contracts	830,266
Prepaid expenses and other assets	71,712

Total assets	858,395,506

Liabilities
Payable for securities purchased	47,363,294
Payable for Fund shares redeemed	374,997
Payable for closed forward foreign currency exchange contracts	7,229,435
Advisory fee payable	32,711
Distribution Plan expenses payable	5,337
Due to other related parties	6,660
Accrued expenses and other liabilities	104,685

Total liabilities	55,117,119

Net assets	$803,278,387

Net assets represented by
Paid-in capital	$764,056,515
Undistributed net investment income	346,037
Accumulated net realized gains on securities and foreign currency related transactions	548,953
Net unrealized gains on securities and foreign currency related transactions	38,326,882

Total net assets	$803,278,387

Net assets consists of
Class A	$62,626,473
Class B	9,703,174
Class C	33,502,771
Class I	683,566,076
Class IS	13,879,893

Total net assets	$803,278,387

Shares outstanding (unlimited number of shares authorized)
Class A	5,428,434
Class B	839,954
Class C	2,907,327
Class I	59,264,048
Class IS	1,202,176

Net asset value per share
Class A	$11.54
Class A — Offering price (based on sales charge of 4.75%)	$12.12
Class B	$11.55
Class C	$11.52
Class I	$11.53
Class IS	$11.55

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended April 30, 2005 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $79,736)	$14,147,289
Income from affiliates	402,932

Total investment income	14,550,221

Expenses
Advisory fee	1,683,678
Distribution Plan expenses
Class A	70,991
Class B	41,517
Class C	126,988
Class IS	12,789
Administrative services fee	334,169
Transfer agent fees	100,434
Trustees’ fees and expenses	5,661
Printing and postage expenses	21,481
Custodian and accounting fees	456,698
Registration and filing fees	63,409
Professional fees	13,633
Other	5,353

Total expenses	2,936,801
Less: Expense reductions	(2,807)
Expense reimbursements	(135)

Net expenses	2,933,859

Net investment income	11,616,362

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	5,736,769
Foreign currency related transactions	(3,689,178)

Net realized gains on securities and foreign currency related transactions	2,047,591
Net change in unrealized gains or losses on securities and foreign currency related transactions	600,223

Net realized and unrealized gains or losses on securities and foreign currency related transactions	2,647,814

Net increase in net assets resulting from operations	$14,264,176

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	April 30, 2005		Year Ended
	(unaudited)		October 31, 2004

Operations
Net investment income		$11,616,362		$12,023,484
Net realized gains on securities and
foreign currency related
transactions		2,047,591		2,521,539
Net change in unrealized gains or
losses on securities and foreign
currency related transactions		600,223		24,746,190

Net increase in net assets resulting
from operations		14,264,176		39,291,213

Distributions to shareholders
from
Net investment income
Class A		(967,317)		(764,020)
Class B		(137,652)		(123,491)
Class C		(429,367)		(343,034)
Class I		(12,529,898)		(12,414,160)
Class IS		(210,305)		(190,997)
Net realized gains
Class A		(26,785)		(17,577)
Class B		(5,057)		(2,013)
Class C		(12,794)		(8,266)
Class I		(357,167)		(693,290)
Class IS		(4,680)		(10,560)

Total distributions to shareholders		(14,681,022)		(14,567,408)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,113,344	36,508,374	2,704,539	29,552,280
Class B	427,138	5,030,291	529,641	5,803,508
Class C	1,853,208	21,756,602	1,285,903	14,086,444
Class I	24,309,586	285,400,867	25,813,397	280,520,949
Class IS	849,993	9,980,816	540,951	5,905,088

		358,676,950		335,868,269

Net asset value of shares issued in
reinvestment of distributions
Class A	53,661	627,603	48,995	528,573
Class B	8,384	98,371	7,027	75,856
Class C	19,340	226,157	15,393	165,985
Class I	560,293	6,557,238	647,338	6,983,419
Class IS	4,033	47,121	3,481	37,508

		7,556,490		7,791,341

Automatic conversion of Class B
shares to Class A shares
Class A	13,364	155,884	5,366	58,611
Class B	(13,356)	(155,884)	(5,363)	(58,611)

		0		0

Payment for shares redeemed
Class A	(287,351)	(3,350,900)	(316,921)	(3,409,334)
Class B	(87,279)	(1,020,689)	(57,218)	(623,092)
Class C	(165,237)	(1,901,673)	(177,098)	(1,896,726)
Class I	(3,132,402)	(36,525,726)	(2,714,238)	(29,441,576)
Class IS	(161,703)	(1,877,656)	(249,272)	(2,679,506)

		(44,676,644)		(38,050,234)

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	April 30, 2005	Year Ended
	(unaudited)	October 31, 2004

Capital share transactions
continued
Net increase in net assets resulting
from capital share transactions	$321,556,796	$305,609,376

Total increase in net assets	321,139,950	330,333,181
Net assets
Beginning of period	482,138,437	151,805,256

End of period	$803,278,387	$482,138,437

Undistributed net investment income	$346,037	$3,004,214

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen International Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee. A redemption fee of 1.00% may apply to shares of any class redeemed or exchanged within 90 days of the date of purchase.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.45% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended April 30, 2005, EIMC reimbursed other expenses in the amount of $135.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended April 30, 2005, EIS received $33,760 from the sale of Class A shares and $10,860 and $2,123 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $539,041,804 and $276,717,906, respectively, for the six months ended April 30, 2005.

At April 30, 2005, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts	U.S. Value at		U.S. Value at	Unrealized
Date	to Deliver	April 30, 2005	In Exchange For	April 30, 2005	Gain

06/22/2005	96,512,583 EUR	$124,366,194	13,400,000,000 JPY	$128,385,273	$4,019,079
07/07/2005	110,213,334 EUR	142,086,294	15,264,546,800 JPY	146,453,108	4,366,814

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On April 30, 2005, the aggregate cost of securities for federal income tax purposes was $740,503,306. The gross unrealized appreciation and depreciation on securities based on tax cost was $33,524,747 and $3,656,060, respectively, with a net unrealized appreciation of $29,868,687.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended April 30, 2005, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended April 30, 2005, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

12. SUBSEQUENT DISTRIBUTIONS

On June 16, 2005, the Fund declared distributions from net investment income to shareholders of record on June 15, 2005. The per share amounts payable on June 17, 2005 were as follows:

Net
Investment
Income

Class A	$0.1117

Class B	0.0933
Class C	0.0911
Class I	0.1200
Class IS	0.1120

These distributions are not reflected in the accompanying financial statements.

This page left intentionally blank

This page left intentionally blank

This page left intentionally blank

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director, Branded Media Corporation (multi-media branding company);
Trustee	Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.;
DOB: 2/20/1943	Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc
Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 89 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566678 rv2 6/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

Applicable for annual reports only.

Items 5 – Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 – [Reserved]

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 – [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By:

_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

_______________________
Dennis H. Ferro,
Principal Executive Officer

Date: June 30, 2005

By:

________________________
Carol A. Kosel
Principal Financial Officer

Date: June 30, 2005